Submission	Nov. 01, 2024
Submission [Line Items]
Central Index Key	0000887905
Registrant Name	LTC PROPERTIES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES